Earnings Per Share - Summary Of Basic And Diluted Earnings Loss Per Share (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 EUR (€) € / shares shares		Dec. 31, 2020 $ / shares	Dec. 31, 2019 EUR (€) € / shares shares		Dec. 31, 2019 $ / shares
Earnings per share [abstract]
Loss for the year	€ (8,691,727)	€ (38,405,678)	€ (223,777,464)		€ (11,401,984)			€ (6,136,106)
Dilutive effects on earnings per share | (per share)	€ 0	€ 0		$ 0			$ 0			$ 0
Total loss attributable to ordinary equity holders of the Parent for basic and diluted earnings per share	€ (8,691,727)	€ (38,405,678)	€ (223,777,464)		€ (11,401,984)			€ (6,136,106)
Number of shares
Weighted average number of ordinary shares for basic and diluted earnings per share | shares	161,977,288	94,496,829	112,724,966		91,746,117			71,025,614
Basic And Diluted Earnings Loss Per Share [Abstract]
Basic and diluted losses per share | (per share)	€ (0.05)	€ (0.41)	€ (1.99)	$ (1.99)	€ (0.12)	[1]	$ (0.12)	€ (0.09)	[1]	$ (0.09)

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 6.